Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-1209 office
(414) 625-1209 fax chadfickett@northwesternmutual.com

April 25, 2013

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account

    Variable Life Account (File Nos. 2-89972; 811-3989)

    Variable CompLife® Life (File Nos. 33-89188; 811-3989)

    Variable Executive Life (File Nos. 333-36865; 811-3989)

    Variable Joint Life (File Nos. 333-59103; 811-3989)

    EDGAR CIK 0000742277, and

Northwestern Mutual Variable Life Account II

    Custom Variable Universal Life (File Nos. 333-136124; 811-21933)

    Executive Variable Universal Life (File Nos. 333-136305; 811-21933)

    Survivorship Variable Universal Life (File Nos. 333-136308; 811-21933)

    EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account and Northwestern Mutual Variable Life Account II (the “Accounts”), we are submitting herewith the following Securities Act of 1933 Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	PEA No.	Amendment No.
Northwestern Mutual Variable Life Account
Variable Life	41	49
Variable CompLife®	24	50
Variable Executive Life	23	51
Variable Joint Life	23	52

Northwestern Mutual Variable Life Account II
Custom Variable Universal Life	9	31
Executive Variable Universal Life	10	32
Survivorship Variable Universal Life	9	33

The PEAs and Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from Ms. Ashley Vroman-Lee of the SEC Staff on April 1, 2013 on the Accounts’ registration statements, updating certain financial information and making routine and other clarifying changes. Our intention is that the PEAs and Amendments noted above will become effective on May 1, 2013, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that the PEAs noted above do not contain disclosures which would render them ineligible to become effective pursuant to paragraph (b) of the Rule.

The following is a summary of the SEC Staff’s comments and our proposed responses. We have indicated the specific prospectus applicable to each comment and page references refer to the marked version of the applicable prospectus. Unless otherwise noted, these comments and our responses to these comments (including any changes made in response to these comments) apply and are made to all prospectuses to the extent applicable.

VARIABLE COMPLIFE®

1.	COMMENT: Please define “MEC” more explicitly in the “Risk of the Policy – Adverse Tax Consequences”, Glossary and “Tax Considerations” sections so as to provide more clarity about what a modified endowment contract is.

RESPONSE: In response, the Company has made the following revisions:

Risk of the Policy – Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this prospectus. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. A Policy will be classified as a MEC if cumulative premiums paid during the first seven Policy years after issue exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% premature withdrawal penalty if taken before the Owner attains age 59  1/2. Moreover, if excessive Policy loans cause a Policy to terminate, or if the Policy otherwise lapses out of force before the Insured dies, a tax liability may arise as a result with no value in the Policy with which to pay the tax liability. In addition, please note that you may no longer change Insureds on your Policy, unless you exchange your Policy for a new policy with the mortality tables recognized by the Internal Revenue Service when satisfying the definitional test for life insurance. (See “Tax Treatment of Policy Benefits.”) Death Benefit proceeds may be subject to state and/or inheritance taxes.

Glossary of Terms – MEC

Modified endowment contract as described in section 7702A of the Internal Revenue Code. A modified endowment contract is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. A Policy will be classified as a MEC if cumulative premiums paid during the first seven Policy years after issue exceed a “seven-pay” limit defined in the Internal Revenue Code.

Tax Considerations – Modified Endowment Contracts (MEC)

A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. A Policy may be classified as a MEC if cumulative premiums paid during the first seven Policy Years after issue exceed a “seven-pay” limit defined in section 7702A of the Internal Revenue Code. The seven-pay limit is the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid for after seven level annual payments based on defined interest and mortality assumptions. A Policy will be treated as a MEC unless any excess premiums are reversed from the Policy and returned with interest within 60 days after the end of the Policy Year in which they are paid. If excess premium is reversed, all Policy values are recalculated as though the excess premium had never been paid.

2.	COMMENT: In the “Fee and Expense Tables – Transaction Fees” section (page 3), please revise footnote 5 for clarity. We note that it is not clear what “the maximum charge shown above” refers to in the second sentence.

RESPONSE: The “maximum charge” refers to the “Maximum Guaranteed Charge” disclosed in the Transaction Fees table. This disclosure was added to the May 1, 2009 prospectuses in response to SEC Staff comments on April 1, 2009. For clarity, we have revised footnote 5 to read, “The Maximum Guaranteed Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Maximum Guaranteed Charge shown above …”

3.	COMMENT: The reference in footnote 5 to the April 2009 date for the CPI seems out of date. Please revise as appropriate.

RESPONSE: The April 2009 CPI date serves as the basis for the charge when it was initially set in 2009 in response to a suggestion by the SEC Staff to add these charges to the Fee and Expense Tables. As of May 1, 2009, the intent is to reflect adjustments to the CPI relative to April 2009. Note that this calculation only applies to the Maximum Guaranteed Charge and not the current charge.

4.	COMMENT: Please explain supplementally how “Administrative Costs” are determined. We note that disclosure of these charges varies across products (e.g., with respect to whether the charge is monthly, annually, etc.).

RESPONSE: For our variable universal life policies, the Administrative Charge is deducted monthly along with all the other Monthly Policy Charges. In some cases (e.g., Executive Variable Universal Life), the periodic charges table shows the monthly amount. In other cases (e.g., Variable Executive Life), the periodic charges table shows an annualized amount (i.e., 12 times the monthly amount) in addition to the monthly amount. For Variable CompLife®, the charge for Administrative Costs and other policy charges are assessed annually on the Policy Date and each Policy Anniversary thereafter as disclosed in the “Deductions and Charges” section. Therefore, the periodic charges table shows the annual amount.

EXECUTIVE VARIABLE UNIVERSAL LIFE

5.	COMMENT: In the “Benefits of the Policy” section (page 1), please disclose the minimum initial premium requirements described in the “Information About the Policy – Purchasing the Policy” section (page 17).

RESPONSE: In response, we have added additional disclosure as a last sentence of the first paragraph in the “Benefits of the Policy – Allocation of Premiums and Invested Assets” section that reads, “In most cases, an initial Premium Payment will be required (see “Information About the Policy – Purchasing the Policy”).

6.	COMMENT: In the “Fee and Expense Tables – Periodic Charges” table (page 4), please briefly disclose the purpose of the two tables. Consider disclosure elsewhere in the prospectus as appropriate.

RESPONSE: In response, we have revised the narrative preceding the tables to read, “The tables below describe the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Table 1 describes your Policy’s current periodic fees and expenses if you purchased your Policy after December 31, 2012, or if you purchased your Policy prior to January 1, 2013 and your 2013 Policy Anniversary has already passed. Table 2 describes your Policy’s current periodic fees and expenses if you purchased your Policy prior to January 1, 2013 and your 2013 Policy Anniversary has not yet passed. Your Policy’s current periodic fees and expenses will be reflected in Table 1 once you pass your Policy Anniversary in 2013. Your Policy’s guaranteed maximum periodic fees and expenses are the same in both Table 1 and Table 2.

In addition, we have revised disclosure in the brief narrative preceding Table 2 to read, “Table 2 below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. The following table describes your Policy’s current periodic fees and expenses if you purchased your Policy prior to January 1, 2013 and your 2013 Policy Anniversary has not yet passed. Your Policy’s current periodic fees and expenses will be reflected in Table 1 once you pass your Policy Anniversary in 2013. If you purchased your Policy after December 31, 2012 or you purchased your Policy prior to January 1, 2013 and your 2013 Policy Anniversary has already passed, please see Table 1 above for a description of your Policy’s periodic fees and expenses. Your Policy’s guaranteed maximum periodic fees and expenses are the same in both Table 1 and Table 2.

Finally, we made similar revisions to the narrative fee disclosure as appropriate.

7.	COMMENT: Please explain supplementally when the fees are applicable and whether a policy owner can be charged two sets of fees in the same year.

RESPONSE: The tables are meant to reflect a policy owner’s current fees for their current policy year. A policy owner may have a policy anniversary date at any time throughout the calendar year based on when they purchased their policy. While a particular policy owner may be subject to two different fees during the 2013 calendar year, a particular policy owner will only be subject to one set of fees in their current policy year.

8.	COMMENT: Table 1 includes fees with higher maximums than Table 2. Please explain supplementally your ability to increase these maximum fees given the requirements in Form N-6 to disclose the maximum fee.

RESPONSE: The “Guaranteed Maximum Charge” is the maximum charge that may be charged under the Policy disclosed in response to Item 3 of Form N-6 and remains unchanged. The maximum charge under the column “Current Charge” represents the maximum charge applicable to current Policies in the worst underwriting classification and may vary from year to year according to the terms of their Policy, but this charge will not exceed the Guaranteed Maximum Charge.

9.	COMMENT: Please explain supplementally why the prospectus was not amended on January 1, 2013 to reflect changes to the fee tables.

RESPONSE: As discussed with the SEC Staff on April 2, 2013, applicable prospectuses were updated via supplements mailed to all applicable policy owners (dated and filed December 27, 2012 pursuant to Rule 497(e) under the Securities Act of 1933, “the 1933 Act”), which reflected the changes to the Fee Tables. Registrant also reflected these changes in an amendment to the registration statement filed on February 21, 2013 pursuant to Rule 485(a) under the 1933 Act, subject to review and comment by the SEC Staff. No changes were made to either the contract or Guaranteed Maximum Charges.

10.	COMMENT: Please revise applicable disclosure to clarify what the “cost of insurance rate” is as disclosed in footnote 5 to the periodic charges tables.

RESPONSE: The cost of insurance rate is described in the “Charges and Deductions” section. For clarity we have revised footnote 5 below Table 1 and Table 2 to read:

The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions”). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value Generally, the cost of insurance rate will increase each Policy Year.

11.	COMMENT: With respect to the EVUL prospectus, please explain supplementally either the number of policies issued without a Surrender of Policy Endorsement or the frequency of policies issued without a Surrender of Policy Endorsement. If the number is low consider disclosing this in footnote #6 to the periodic charges tables.

RESPONSE: The vast majority of policies are issued with the Surrender of Policy Endorsement. To make this clear, we have added the following disclosure to Footnote 1 for Tables 1 and 2, Footnotes 4 and 6 for Tables 1 and 2 and footnote 12 for Tables 1 and 2, “The vast majority of policies are issued with the Surrender of Policy Endorsement.”

12.	COMMENT: With respect to the EVUL prospectus, please explain supplementally whether there is a charge for the Surrender of Policy Endorsement. If yes, please include this charge in the fee table.

RESPONSE: There is no separate charge for the Surrender of Policy Endorsement. However, policies issued with the Surrender of Policy Endorsement will be subject to different periodic charges schedules than Policies issued without the Endorsement. The tables assume the Policy was issued with the Surrender of Policy Endorsement. In addition, as noted in footnote 1 to the tables, “Policy Debt Expense, Cost of Insurance and Mortality and Expense Risk charges are lower if the Policy is issued without the Surrender of Policy Endorsement.”

13.	COMMENT: Please provide the missing information in the “Annual Portfolio Operating Expenses” section (page 10) prior to the effective date of the filing.

RESPONSE: As the audited financial information required for these tables was not available in time for the filing made in February 2013 under paragraph (a) of Rule 485, such information was not included in that filing. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, the required information is being included in the tables referenced in the Staff’s comment.

14.	COMMENT: In the “Payments We Receive” section (page 16), please explain how payments made by an investment advisor is a factor in selecting portfolios. Please consider disclosing whether it is a positive or negative factor when selecting portfolios.

RESPONSE: As disclosed in this section, payments made by an investment advisor or an affiliate is one of many factors we consider in selecting portfolios. Such payments are generally a positive factor considered in light of the total mix of factors the Company considers when selecting portfolios, but the amount of such payments is not determinative as to whether a portfolio is selected.

For clarity, we have revised the second sentence of the 3rd paragraph to read, “As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates, which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Policy.

15.	COMMENT: Under the “Purchasing a Policy “section (page 17), please explain when an Insured(s) would not have to pay an initial premium payment. We note that current disclosure states that “in most cases” an initial premium payment will be required.

RESPONSE: In response we note that the disclosure “in most cases” is intended to reflect those instances where we accept an application prior to the initial premium payment. In such cases no insurance coverage would take effect until we accept the application and the payment is received (see “Information About the Policy – When Insurance Coverage Take Effect”). For clarity, we have revised applicable disclosure to read, “To purchase a Policy, you must submit the Application and, in most cases (see “When Insurance Coverage Takes Effect” below), an initial Premium Payment …”

16.	COMMENT: In the “Allocating Premiums” section (page 20), please explain whether the Insured or Owner can find the General Account “rate of interest” discussed in this section (e.g., via a website or other means) and whether the Insured or Owner can withdraw this money.

RESPONSE: If an application is withdrawn prior to insurance coverage taking effect we will return any initial premium payment without any interest we may have credited had the policy gone in force. The disclosure indicates that interest may be credited at a rate we determine prior to the in force date, which assumes insurance coverage takes effect (i.e., the application is not withdrawn). The amount of any interest applied is disclosed on policy owner confirmation statements. For informational purposes, we have revised applicable disclosure to read:

We may credit the Net Premium held in our General Account at any time and in our sole discretion, but the rate will not be less than 0%. For more information, please contact the Advanced Business Service Center at 1-866-464-3800.

17.	COMMENT: In the “Death Benefit – Death Benefit Guarantee” section (page 23), please disclose whether there is a fee for this guarantee as well as the fact that this is optional.

RESPONSE: In response, we have revised applicable disclosure in this section to read:

Death Benefit Guarantee The Policy offers a Death Benefit Guarantee Period which can range up to the lifetime of the Insured, depending on the Death Benefit option selected and Issue Age of the Insured. The Death Benefit Guarantee Period is optional and is elected on the application and established at issue by the applicant. A change in your Death Benefit option may affect your Death Benefit Guarantee Period. There is a charge for the Death Benefit Guarantee (see “Fee and Expense Tables – Periodic Charges” and “Charges and Deductions – Monthly Policy Charges and Service Charges”). The Death Benefit Guarantee Period is shown on the Policy schedule pages.

18.	COMMENT: In the last sentence of the fifth paragraph in the “Optional Benefits” section (page 30), please revise the disclosure to make it clear under what circumstances optional benefits are not available to be added.

RESPONSE: In response we have revised applicable disclosure to read, “These Optional Benefits are not available to be added to the Policy if, on the date the Optional Benefit is requested, the Insured is totally disabled, or, as noted above, the Attained Age or underwriting classification of the Insured is outside the range within which the Company offers these Optional Benefits, or if these Optional Benefits are not approved in the state of issue.

19.	COMMENT: Under “The Substitution” (page 33), please disclose the Company’s plan if the substitution is denied or delayed. The current disclosure assumes approval.

RESPONSE: In response, the Company has added the following disclosure to the end of the first paragraph and revised the first sentence of the second paragraph as follows:

If the SEC does not approve the Substitution, the Company will assess its options and consider other alternatives, including but not limited to (i) pursuing another substitution of a different portfolio with comparable investment objectives or a money market portfolio or (ii) making other changes in response to actions of the Commodities Portfolio, such as closing the Portfolio to new investments or changing its investment objectives and strategies via a proxy vote where required (see “Voting Rights”).

If we receive approval from the SEC, as of the date of the Substitution, the Commodities Portfolio will cease to be available under your Policy…

20.	COMMENT: Please explain supplementally under what circumstances the Company would implement a “soft close.” Consider adding more detailed disclosure in this regard.

RESPONSE: In response, the Company may close the Portfolio to reduce the size of, or the time required for, the Portfolio’s liquidation in anticipation of the redemption request associated with the substitution, or to reduce the substitution’s impact on the Portfolio’s investment strategies. For example, accepting new monies immediately before the substitution may require the portfolio managers to consider investments in securities which would be liquidated soon thereafter. For this and other reasons, closing the Portfolio may assist the orderly and expedient transfer of the value of the Portfolio’s assets to the new portfolio. In light of your comment, however, and to make it clearer regarding a policy owner’s inability to allocate or transfer assets to the Portfolio in the case of closure, we have revised the third and fourth paragraphs in the section to read:

Except as noted below, you may continue to transfer amounts from the Division investing in the Commodities Portfolio to other Divisions until the date of the Substitution …

In addition to closing the Division investing in the Commodities Portfolio in response to the Portfolio’s decision to close the Portfolio to new investments irrespective of the Substitution (see “The Funds” section of the prospectus for more information regarding investments by a Division in a particular Portfolio), while it is not our present intention, in conjunction with the Substitution and the liquidation of the assets of the Commodities Portfolio in anticipation of the Substitution and in order to minimize any effect on the Portfolio’s ability to meet the Separate Account’s redemption request or transfer of assets to the new portfolio as part of the Substitution transaction, we may also close the Commodities Portfolio and/or the Division investing in the Commodities Portfolio and not accept additional payments. In the case of a Portfolio closure, allocations or transfers to the Commodities Portfolio on or after the date of the close will be deemed not in Good Order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. You will be given sufficient advance notice of any intent to close the Commodities Portfolio.

VARIABLE EXECUTIVE LIFE

21.	COMMENT: In the Periodic Charges table (page 3), please explain supplementally why the twelfth Policy Year was disclosed under “Monthly Policy Charge – Cost of Insurance Charge” and not any other year.

RESPONSE: The charge disclosed is the current charge for the “representative contractowner” required in response to Instruction 3(b)(i) to Item 3 of Form N-6. Although these fees vary depending on underwriting characteristics and may vary from year to year, the current representative contractowner is in his/her twelfth policy year.

GENERAL

22.	COMMENT: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts or whether the Company will be responsible for paying out on any guarantees associated with the contracts.

RESPONSE: The Company has no such guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts, and thus will be responsible for paying out on any guarantees associated with the contracts.

23.	COMMENT: Please note that the February registration statement filings are missing certain material information and please confirm that all missing information will be filed with the Commission.

RESPONSE: As noted above, the audited financial information required completion in certain parts of the registration statement was not available in time for the filings made in February 2013 under paragraph (a) of Rule 485. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, this required information as well as any other missing information is being included.

24.	COMMENT: Please provide the customary “Tandy” representation.

RESPONSE: In response to the Staff’s comment, the Company acknowledges the following:

•	The Company is responsible for the adequacy and accuracy of the disclosure in PEAs noted above to Form N-6 Registration Statements filed with the Commission on April 25, 2013;

•

Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

We believe that the PEAs and Amendments are complete and respond to all SEC Staff comments. If you have any questions regarding this letter or the enclosed, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Accounts with this filing.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel

Encl.

cc:	Ms. Ashley Vroman-Lee